SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income taxes
Probability of the amount to be realized upon settlement of tax appeals and litigations (as a percent)	50.00%
Sales and marketing expenses
Advertising costs	$ 319.7	$ 321.0	$ 459.9
Borrowing costs
Capitalized interest cost	43.9	72.3	84.5
Interest expense, net of amounts capitalized and amortization of debt issuance costs	$ 688.0	$ 535.0	$ 212.3
Mobile subscribers
Estimated average subscriber life
Estimated minimum subscriber's life	1
Estimated maximum subscriber's life	5
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life	15
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life	1
Other fixed line subscribers
Estimated average subscriber life
Estimated minimum subscriber's life	3
Estimated maximum subscriber's life	5